As filed with the Securities and Exchange Commission on December 17, 1997
                                                                File No. 2-67052
                                                               File No. 811-3023
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 55

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 57
                          ----------------------------

                                   FORUM FUNDS
                          (Formerly Forum Funds, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900
               --------------------------------------------------

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                       Seward & Kissel 1200 G Street, N.W.
                             Washington, D.C. 20005
                 ----------------------------------------------

It is proposed  that this filing will become  effective:
  _____    immediately  upon filing pursuant to Rule 485, paragraph (b)
  _____    on [ ] pursuant to Rule 485, paragraph (b)
  __X__    60 days after  filing  pursuant to Rule 485,  paragraph  (a)(i)
  _____    75 days after filing pursuant to Rule 485,  paragraph  (a)(ii)
  _____    on [ ] pursuant to Rule 485, paragraph (a)(ii)
  _____    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1997, on May 29, 1997.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
(Prospectus offering Investor Shares of Daily Assets Treasury Fund, Daily Assets
    Government Fund, Daily Assets Cash Fund, Daily Assets Tax-Exempt Fund and
                    Daily Assets Treasury Obligations Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Financial Highlights

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objective and
                                                            Policies; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objective and Policies; Dividends and Tax
                                                            Matters; Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            Purchases and Redemptions of Shares; Other
                                                            Information - Determination of Net Asset Value;
                                                            Management

Item 8.           Redemption or Repurchase
                  of Shares:                                Purchases and Redemptions of Shares

Item 9.           Pending Legal Proceedings                 Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
    (Prospectus offering Institutional Shares of Daily Assets Treasury Fund,
              Daily Assets Government Fund, Daily Assets Cash Fund,
    Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Financial Highlights

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objective and
                                                            Policies; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objective and Policies; Dividends and Tax
                                                            Matters; Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            Purchases and Redemptions of Shares; Other
                                                            Information - Determination of Net Asset Value;
                                                            Management

Item 8.           Redemption or Repurchase
                  of Shares:                                Purchases and Redemptions of Shares

Item 9.           Pending Legal Proceedings                 Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
(Prospectus offering Institutional Service Shares of Daily Assets Treasury Fund,
             Daily Assets Government Fund, Daily Assets Cash Fund,
    Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Financial Highlights

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objective and
                                                            Policies; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objective and Policies; Dividends and Tax
                                                            Matters; Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            Purchases and Redemptions of Shares; Other
                                                            Information - Determination of Net Asset Value;
                                                            Management

Item 8.           Redemption or Repurchase
                  of Shares:                                Purchases and Redemptions of Shares

Item 9.           Pending Legal Proceedings                 Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B
(SAI offering Shares of Daily Assets Treasury Fund,Daily Assets Government Fund,
            Daily Assets Cash Fund, Daily Assets Tax-Exempt Fund and
                    Daily Assets Treasury Obligations Fund)

                                                              LOCATION IN STATEMENT
FORM N-1A                                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                                           (CAPTION)

Item 10.          Cover Page:                               Cover Page

Item 11.          Table of Contents:                        Cover Page

Item 12.          General Information and History:          Management; Other Information

Item 13.          Investment Objectives and
                  Policies:                                 Investment Policies; Investment Limitations

Item 14.          Management of the Registrant:             Management

Item 15.          Control Persons and
                  Principal Holders of
                  Securities:                               Other Information

Item 16.          Investment Advisory
                  and Other Services:                       Management; Other Information - Custodian, Counsel,
                                    Auditors

Item 17.          Brokerage Allocation
                  and Other Practices:                      Portfolio Transactions

Item 18.          Capital Stock and
                  Other Securities:                         Determination of Net Asset Value

Item 19.          Purchase, Redemption and
                  Pricing of Securities Being
                  Offered:                                  Determination of Net Asset Value; Additional Purchase
                                                            and Redemption Information

Item 20.          Tax Status:                               Taxation

Item 21.          Underwriters:                             Management

Item 22.          Calculation of
                  Performance Data:                         Performance Data

Item 23.          Financial Statements:                     Financial Statements


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

                                                                      PROSPECTUS
                                                              November 17, 1997,
                                                      As Amended January 2, 1998

--------------------------------------------------------------------------------
FORUM FUNDS
Daily Assets Treasury Fund
Daily Assets Treasury Obligations Fund
Daily Assets Government Fund
Daily Assets Cash Fund
Daily Assets Tax-Exempt Fund
--------------------------------------------------------------------------------
This Prospectus offers Investor Shares of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund (each a "Fund"). Each Fund is a diversified no-load, money market portfolio of Forum Funds (the "Trust"), a registered open-end, management investment company. Each Fund seeks to provide its shareholders with high current income (which, in the case of Daily Assets Tax-Exempt Fund, is exempt from federal income taxes) to the extent consistent with the preservation of capital and the maintenance of liquidity.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

          DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.
          DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
          DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
          DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.
          DAILY ASSETS TAX-EXEMPT FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.


This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 17, 1997, as amended January 2, 1998 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

    Investors should read this Prospectus and retain it for future reference.

FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS  OR  ACCOUNTS  OF, OR  ENDORSED  OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                     TABLE OF CONTENTS
1.   Prospectus Summary..............................    2        5.   Purchases and Redemptions of Shares.............  12
2.   Financial Highlights............................    4        6.   Distributions and Tax Matters...................  16
3.   Investment Objectives and Policies..............    5        7.   Other Information...............................  18
4.   Management......................................   10

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This prospectus offers shares of the Investor class ("Investor Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund                           Treasury Portfolio
Daily Assets Treasury Obligations Fund               Treasury Cash Portfolio
Daily Assets Government Fund                         Government Cash Portfolio
Daily Assets Cash Fund                               Cash Portfolio
Daily Assets Tax-Exempt Fund                         Municipal Cash Portfolio

Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Investor Shares are sold through this Prospectus. Institutional Shares and Institutional Service Shares are each offered by a separate prospectus. See "Other Information -- Fund Structure -- Other Classes of Shares."


MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("Forum Advisors") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.


SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan and a Plan of Distribution relating to Investor Shares under which FAS and Forum, respectively, are compensated for various shareholder servicing and distribution related activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Investor Shares is $10,000 ($2,000 for IRAs, $2,500 for exchanges). The minimum subsequent investment is $500. Investor Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern Time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). Shareholders may elect to have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). All times may be changed without notice by Fund management due to market activities. See "Purchase and Redemption of Shares."

EXCHANGES. Shareholders of a Fund may exchange Investor Shares without charge for Investor Shares of the other Funds and for the shares of other certain other mutual funds not offered by this Prospectus. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Fund Structure."

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Investor Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)

                                      Daily Assets      Daily Assets      Daily Assets     Daily Assets      Daily Assets
                                        Treasury          Treasury         Government          Cash           Tax-Exempt
                                          Fund        Obligations Fund        Fund             Fund              Fund
                                          ----        -----------------       ----             ----              ----
Management Fees(2)                        0.15%             0.14%             0.14%            0.14%             0.15%
Rule 12b-1 Fees                           0.15%             0.15%             0.15%            0.15%             0.15%
Other Expenses(3)
     (after expense reimbursements)       0.45%             0.46%             0.46%            0.46%             0.45%
                                          -----             -----             -----            -----             -----
Total Operating Expenses                  0.75%             0.75%             0.75%            0.75%             0.75%

(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.
(3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.75% and 1.05%, respectively, for Daily Assets Treasury Fund; 0.70% and 0.99%, respectively, for Daily Assets Treasury Obligations Fund; 0.75% and 1.04%, respectively, for Daily Assets Government Fund; 0.80% and 1.09%, respectively, for Daily Assets Cash Fund; 0.80% and 1.10%, respectively, for Daily Assets Tax-Exempt Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Investor Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund,
(iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

               ONE YEAR         THREE YEARS       FIVE YEARS        TEN YEARS
Each Fund         $8                $24               $42              $93

The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.       FINANCIAL HIGHLIGHTS

As of the date hereof, Investor Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Those classes were the first offered by the respective Funds and, accordingly, represent data since each Fund's inception. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997 are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, as well as Municpal Cash Portfolio had not commenced operations.

As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412;, $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                    -
                                                                     Ratios to Average Net
                                                                          Assets                      Net Assets Ratio to
                                                                    -----------------------             at       Average
                          Beginning          Distributions  Ending                                     End of  Net Assets
                           Net Asset    Net     From Net  Net Asset              Net                  Period -------------
                          Value Per Investment Investment Value per            Investment   Total      (000's      Gross
                            Share     Income     Income     Share    Expenses    Income     Return    Omitted)  Expenses(1)
                            -----     ------     ------     -----    --------    ------     ------    -------   -----------
DAILY ASSETS TREASURY FUND
 INSTITUTIONAL SERVICE SHARES
  Period Ended August      $ 1.00      0.02      (0.02)     $ 1.00   0.50%(2)    4.76%(2)  2.01%(3)   $44,116     0.95%(2)
31, 1997
  Year Ended March 31,        1.00      0.05      (0.05)      1.00   0.50%       4.70%     4.80%        43,975     0.99%
1997
  Year Ended March 31,        1.00      0.05      (0.05)      1.00   0.50%       5.01%     5.18%        43,103     1.06%
1996
  Year Ended March 31,        1.00      0.04      (0.04)      1.00   0.37%       4.45%     4.45%        36,329     1.10%
1995
  Year Ended March 31,        1.00      0.03      (0.03)      1.00   0.33%       2.82%     2.83%        26,505     1.17%
1994
  July 1, 1992 to March       1.00      0.02      (0.02)      1.00   0.32%(2)    2.92%(2)  3.13%(2)      4,687     2.43%(2)
31, 1993

DAILY ASSETS CASH FUND
 INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to          1.00     0.05      (0.05)       1.00   0.52%(2)    5.06%(2)  4.70%(3)   $12,076     1.22%(2)
August 31, 1997

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.
(2)  Annualized.
(3)  Not annualized.

3.       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

The investment objective of each Fund except Daily Assets Tax-Exempt Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Tax-Exempt Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following discusses investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES


Each Portfolio invests only in high quality, short-term money market instruments that are determined by Forum Advisors , pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.


Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the
Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The
Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

Among the U.S.  Government  Securities  in which the  Portfolio  may  invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAX-EXEMPT FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.


REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which Forum Advisors believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Forum Advisors monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which Forum Advisors believes might not be available at a future time, Forum Advisors may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.


VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.       MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. In order to facilitate the distribution of Investor Shares, the Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor Shares. Under the Plan, Forum receives a fee at an annual rate of 0.15% of the average daily net assets of each Fund attributable to Investor Shares as compensation for Forum's services as distributor. From this amount, Forum may make payments to various financial institutions, including broker-dealers, banks and trust companies as compensation for services or reimbursement of expenses in connection with the distribution of shares or the provision of various shareholder services. If the distribution related expenses of Forum exceed its Rule 12b-1 fees for any Fund, the Fund will not be obligated to pay Forum an additional amount and if Forum's distribution related expenses are less than its Rule 12b-1 fees, Forum will realize a profit.

FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the

Trust and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISER


Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for each Portfolio and monitors the Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds. Anthony R. Fischer, Jr. is primarily responsible for the day to day management of each Portfolio.

For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For services, provided to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio , Forum Advisors receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Forum Advisors' fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.


SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.25% of the average daily net assets of each Fund attributable to Investor Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Investor Shares, the Trust shall pay FAS a fee at an annual rate of 0.25% of the average daily net assets attributable to Investor Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.25% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                                                      Order Must be Received by         Payment Must be Received by
                                                      -------------------------         ---------------------------
         Daily Assets Treasury Fund and
           Daily Assets Tax-Exempt Fund               12:00 p.m., Eastern Time            4:00 p.m., Eastern Time
         All other Funds                               2:00 p.m., Eastern Time            4:00 p.m., Eastern Time

If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

There is a $10,000 minimum for initial investments in each Fund ($2,000 for individual retirement accounts, $2,500 for exchanges).

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number.
The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, Massachusetts
         ABA# 011000390
         For Credit To: Forum Financial Corp.
         Account #: 541-54171
                  Re: [Name of Fund] - Investor Shares
                  Account #:_______________
                  Account Name:_________________

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

There is a $500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

Shareholders may exchange their shares for shares of any other fund of the Trust or any other mutual fund administered by FAS that participates with the Funds in the exchange program (currently, Sound Shore Fund, Inc. and CRM Small Cap Value
Fund). Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The minimum amount required to open an account in a Fund through an exchange from another fund (other than the Funds) is $2,500. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

INDIVIDUAL RETIREMENT ACCOUNTS

Each Fund (other than Daily Assets Tax-Exempt Fund) may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for IRAs is $2,000, and the minimum subsequent investment is $500. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Funds concerning Fund sponsored IRAs.

6.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually.

Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain -- that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS TAX-EXEMPT FUND. Distributions paid by Daily Assets Tax-Exempt Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the AMT.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

The income from the Municipal Cash Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S.

Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Tax-Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7.       OTHER INFORMATION

PERFORMANCE INFORMATION

Investor Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a

Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Tax-Exempt Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Investor Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Institutional Service Shares. Institutional Shares have an investment minimum of $1,000,000. Institutional Service Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Institutional Shares and Institutional Service Shares incur less expenses than Investor Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                                                      PROSPECTUS
                                                              November 17, 1997,
                                                      As Amended January 2, 1998

--------------------------------------------------------------------------------
FORUM FUNDS
Daily Assets Treasury Fund
Daily Assets Treasury Obligations Fund
Daily Assets Government Fund
Daily Assets Cash Fund
Daily Assets Tax-Exempt Fund
--------------------------------------------------------------------------------
This Prospectus offers Institutional Shares of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund (each a "Fund"). Each Fund is a diversified no-load, money market portfolio of Forum Funds (the "Trust"), a registered open-end, management investment company. Each Fund seeks to provide its shareholders with high current income (which, in the case of Daily Assets Tax-Exempt Fund, is exempt from federal income taxes) to the extent consistent with the preservation of capital and the maintenance of liquidity.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

          DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.
          DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
          DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
          DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.
          DAILY ASSETS TAX-EXEMPT FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.


This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 17, 1997, as amended January 2, 1998 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.


    Investors should read this Prospectus and retain it for future reference.

FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS  OR  ACCOUNTS  OF, OR  ENDORSED  OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                     TABLE OF CONTENTS

1.   Prospectus Summary..............................    2        5.   Purchases and Redemptions of Shares.............  11
2.   Financial Highlights............................    4        6.   Distributions and Tax Matters...................  15
3.   Investment Objectives and Policies..............    5        7.   Other Information...............................  17
4.   Management......................................   10

1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This  prospectus  offers  shares  of  the  Institutional  class  ("Institutional
Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). "). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund                        Treasury Portfolio
Daily Assets Treasury Obligations Fund            Treasury Cash Portfolio
Daily Assets Government Fund                      Government Cash Portfolio
Daily Assets Cash Fund                            Cash Portfolio
Daily Assets Tax-Exempt Fund                      Municipal Cash Portfolio

Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Shares are sold through this Prospectus. Institutional Service Shares and Investor Shares are each offered by a separate prospectus. See "Other Information -- Fund Structure -- Other Classes of Shares."


MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("Forum Advisors") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.


PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Shares is $1,000,000. Institutional Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern Time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax_Exempt Fund). Shareholders may have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt
Fund). All times may be changed without notice by Fund management due to market activities. See "Purchase and Redemption of Shares."

EXCHANGES. Shareholders of a Fund may exchange Institutional Shares without charge for Institutional Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Fund Structure."

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)

                                      Daily Assets      Daily Assets      Daily Assets     Daily Assets      Daily Assets
                                        Treasury          Treasury         Government          Cash           Tax-Exempt
                                          Fund        Obligations Fund      Cash Fund          Fund              Fund
                                          ----        ----------------      ---------          ----              ----
Management Fees(2)                        0.15%             0.14%             0.14%            0.14%             0.15%
Other Expenses(3)
     (after expense reimbursements)       0.05%             0.06%             0.06%            0.06%             0.05%
                                          -----             -----             -----            -----             -----
Total Operating Expenses                  0.20%             0.20%             0.20%            0.20%             0.20%

(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.
(3)  Absent  estimated   reimbursements  by  Linden,   Forum  Advisors  and  its
affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.17 % and 0.32%, respectively, for Daily Assets Treasury Fund; 0.15% and 0.29%, respectively, for Daily Assets Treasury Obligations Fund; 0.17% and 0.31%, respectively, for Daily Assets Government Fund; 0.19% and 0.33%, respectively, for Daily Assets Cash Fund; 0.19% and 0.34%, respectively, for Daily Assets Tax-Exempt Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and
(v) redemption at the end of each period:

                 ONE YEAR         THREE YEARS       FIVE YEARS        TEN YEARS
Each Fund           $2                $6                $11              $26

The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.       FINANCIAL HIGHLIGHTS

As of the date hereof, Institutional Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Those classes were the first offered by the respective Funds and, accordingly, represent data since each Fund's inception. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997 are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, as well as Municpal Cash Portfolio had not commenced operations.

As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                        Ratios to Average Net
                                                                             Assets                 Net Assets    Ratio to
                                                                      -----------------------            at       Average
                           Beginning          Distributions  Ending                                    End of   Net Assets
                           Net Asset    Net     From Net  Net Asset                Net                 Period  -------------
                          Value Per Investment Investment Value per     Net    Investment   Total      (000's      Gross
                            Share     Income     Income     Share    Expenses    Income     Return    Omitted)  Expenses(1)
                            -----     ------     ------     -----    --------    ------     ------    --------  -----------
DAILY ASSETS TREASURY FUND
 INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to         $ 1.00      0.02      (0.02)     $ 1.00   0.50%(2)    4.76%(2)  2.01%(3)   $44,116     0.95%(2)
August 31, 1997
  Year Ended March 31,        1.00      0.05      (0.05)      1.00   0.50%       4.70%     4.80%        43,975     0.99%
1997
  Year Ended March 31,        1.00      0.05      (0.05)      1.00   0.50%       5.01%     5.18%        43,103     1.06%
1996
  Year Ended March 31,        1.00      0.04      (0.04)      1.00   0.37%       4.45%     4.45%        36,329     1.10%
1995
  Year Ended March 31,        1.00      0.03      (0.03)      1.00   0.33%       2.82%     2.83%        26,505     1.17%
1994
  July 1, 1992 to March       1.00      0.02      (0.02)      1.00   0.32%(2)    2.92%(2)  3.13%(2)      4,687     2.43%(2)
31, 1993

DAILY ASSETS CASH FUND
 INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to          1.00     0.05      (0.05)       1.00   0.52%(2)    5.06(2)%  4.70%(3)   $12,076     1.22%(2)
August 31, 1997

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.
(2)  Annualized.
(3)  Not annualized.

3.       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

The investment objective of each Fund except Daily Assets Tax-Exempt Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Tax-Exempt Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

Each Portfolio invests only in high quality, short-term money market instruments that are determined by Forum Advisors , pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.


Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the
Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The
Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

Among the U.S.  Government  Securities  in which the  Portfolio  may  invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAX-EXEMPT FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.


REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which Forum Advisors believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Forum Advisors monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which Forum Advisors believes might not be available at a future time, Forum Advisors may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.


VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.       MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust, and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISER

Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for each Portfolio and monitors the Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds. Anthony R. Fischer, Jr. is primarily responsible for the day to day management of each Portfolio.

For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For servicesprovided to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, Forum Advisors receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Forum Advisors' fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.


SHAREHOLDER SERVICING

Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.05% of the average daily net assets of each Fund attributable to Institutional Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                                                      Order Must be Received by         Payment Must be Received by
                                                      -------------------------         ---------------------------
         Daily Assets Treasury Fund and
         Daily Assets Tax-Exempt Fund                 12:00 p.m., Eastern time            4:00 p.m., Eastern time
         All other Funds                               2:00 p.m., Eastern time            4:00 p.m., Eastern time

If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

There is a $1,000,000 minimum for initial investments in each Fund.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number.
The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, Massachusetts
         ABA# 011000390
         For Credit To: Forum Financial Corp.
         Account #: 541-54171
                  Re: [Name of Fund] - Institutional Shares
                  Account #:____________________
                  Account Name:___________________

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

Shareholders may exchange their shares for Institutional Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain -- that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS TAX-EXEMPT FUND. Distributions paid by Daily Assets Tax-Exempt Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Tax-Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portion of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7.       OTHER INFORMATION

PERFORMANCE INFORMATION

Institutional Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a

Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Tax-Exempt Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Institutional Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Service Shares and

Investor Shares. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Service Shares and Investor Shares incur more expenses than Institutional Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                                                      PROSPECTUS
                                                              November 17, 1997,
                                                      As Amended January 2, 1998

--------------------------------------------------------------------------------
FORUM FUNDS
Daily Assets Treasury Fund
Daily Assets Treasury Obligations Fund
Daily Assets Government Fund
Daily Assets Cash Fund
Daily Assets Tax-Exempt Fund
-------------------------------------------------------------------------------
This Prospectus offers Institutional Service Shares of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund (each a "Fund"). Each Fund is a diversified no-load, money market portfolio of Forum Funds (the "Trust"), a registered, open-end, management investment company. Each Fund seeks to provide its shareholders with high current income (which, in the case of Daily Assets Tax-Exempt Fund, is exempt from federal income taxes) to the extent consistent with the preservation of capital and the maintenance of liquidity.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

          DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.
          DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of itss assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.
          DAILY ASSETS GOVERNMENT FUND invests substantially all of itss assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.
          DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.
          DAILY ASSETS TAX-EXEMPT FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.


This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 17, 1997, as amended January 2, 1998 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

    Investors should read this Prospectus and retain it for future reference.

FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS  OR  ACCOUNTS  OF, OR  ENDORSED  OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                     TABLE OF CONTENTS

1.   Prospectus Summary..............................    2        5.   Purchases and Redemptions of Shares.............  12
2.   Financial Highlights............................    4        6.   Distributions and Tax Matters...................  16
3.   Investment Objectives and Policies..............    5        7.   Other Information...............................  17
4.   Management......................................   10


1.       PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

This prospectus offers shares of the Institutional Service class ("Institutional Service Shares") of each of the Funds. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund                       Treasury Portfolio
Daily Assets Treasury Obligations Fund           Treasury Cash Portfolio
Daily Assets Government Fund                     Government Cash Portfolio
Daily Assets Cash Fund                           Cash Portfolio
Daily Assets Tax-Exempt Fund                     Municipal Cash Portfolio

Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Service Shares are sold through this Prospectus. Institutional Shares and Investor Shares are each offered by a separate prospectus. See "Other Information -- Fund Structure -- Other Classes of Shares."


MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("Forum Advisors") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.


SHAREHOLDER  SERVICING  AND  DISTRIBUTION.  The Trust has adopted a  Shareholder
Service Plan relating to Institutional Service Shares under which FAS is compensated for various shareholder servicing activities. See "Management Shareholder Servicing" and "- Administration and Distribution."

PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Service Shares is $100,000. Institutional Service Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern Time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). Shareholders may elect to have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). All times may be changed without notice by Fund management due to market activities. See "Purchase and Redemption of Shares."

EXCHANGES. Shareholders of a Fund may exchange Institutional Service Shares without charge for Institutional Service Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Core Trust Structure."

EXPENSES OF INVESTING IN THE FUNDS

The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Service Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(1)

                                      Daily Assets      Daily Assets      Daily Assets     Daily Assets      Daily Assets
                                        Treasury          Treasury         Government          Cash           Tax-Exempt
                                          Fund        Obligations Fund      Cash Fund          Fund              Fund
                                          ----        ----------------      ---------          ----              ----
Management Fees(2)                        0.15%             0.14%             0.14%            0.14%             0.15%
Other Expenses(3)
     (after expense reimbursements)       0.30%             0.31%             0.31%            0.31%             0.30%
                                          -----             -----             -----            -----             -----
Total Operating Expenses                  0.45%             0.45%             0.45%            0.45%             0.45%

(1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for Daily Assets Treasury Fund and Daily Assets Cash Fund is based on the Fund's expenses for its last fiscal year ended August 31, 1997 restated to reflect current fees; the amount of expenses for each other Fund is based on estimated annualized expenses for those Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.
(2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.
(3) Absent estimated reimbursements by Linden, Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.40% and 0.55%, respectively, for Daily Assets Treasury Fund; 0.36% and 0.50%, respectively, for Daily Assets Treasury Obligations Fund; 0.40% and 0.54%, respectively, for Daily Assets Government Fund; 0.43% and 0.57%, respectively, for Daily Assets Cash Fund; 0.43% and 0.58%, respectively, for Daily Assets Tax-Exempt Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Service Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                 ONE YEAR         THREE YEARS       FIVE YEARS        TEN YEARS
Each Fund           $5                $14               $25              $57

The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.       FINANCIAL HIGHLIGHTS

The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997 are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, as well as Municpal Cash Portfolio had not commenced operations.

As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                     Ratios to Average Net
                                                                              Assets                Net Assets  Ratio to
                                                                    -----------------------             at       Average
                          Beginning           Distributions Ending                                    End of    Net Assets
                           Net Asset     Net     From Net  Net Asset                Net               Period  -------------
                          Value Per Investment Investment Value per     Net    Investment   Total      (000's      Gross
                            Share     Income     Income     Share    Expenses    Income     Return    Omitted)  Expenses(1)
                            -----     ------     ------     -----    --------    ------     ------    --------  ----------
DAILY ASSETS TREASURY FUND
 INSTITUTIONAL SERVICE SHARES
 April 1, 1997 toAugust    $ 1.00      0.02      (0.02)     $ 1.00   0.50%(2)    4.76%(2)  2.01%(3)   $44,116     0.95%(2)
31, 1997
  Year Ended March 31,        1.00      0.05      (0.05)      1.00   0.50%       4.70%     4.80%        43,975     0.99%
1997
  Year Ended March 31,        1.00      0.05      (0.05)      1.00   0.50%       5.01%     5.18%        43,103     1.06%
1996
  Year Ended March 31,        1.00      0.04      (0.04)      1.00   0.37%       4.45%     4.45%        36,329     1.10%
1995
  Year Ended March 31,        1.00      0.03      (0.03)      1.00   0.33%       2.82%     2.83%        26,505     1.17%
1994
  July 1, 1992 to March       1.00      0.02      (0.02)      1.00   0.32%(2)    2.92%(2)  3.13%(2)      4,687     2.43%(2)
31, 1993

DAILY ASSETS CASH FUND
 INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to          1.00     0.05      (0.05)       1.00   0.52%(2)    5.06%(2)  4.70%(3)   $12,076     1.22%(2)
August 31, 1997

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.
(2) Annualized.
(3) Not annualized.

3.       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

The investment objective of each Fund, except Daily Assets Tax-Exempt Fund, is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Tax-Exempt Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following in part discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES


Each Portfolio invests only in high quality, short-term money market instruments that are determined by Forum Advisors , pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.


Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the
Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

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

DAILY ASSETS TREASURY FUND

Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The
Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

Among the U.S.  Government  Securities  in which the  Portfolio  may  invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable



                                       53
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obligations  of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAX-EXEMPT FUND

Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date



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

of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.


REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which Forum Advisors believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Forum Advisors monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which Forum Advisors believes might not be available at a future time, Forum Advisors may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.


VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

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

No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4.       MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John Y. Keffer, President and Chairman of the Trust, and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISER

Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for each Portfolio and monitors the Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides



                                       57
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investment advisory services to five other mutual funds. Anthony R. Fischer, Jr.
is primarily responsible for the day to day management of each Portfolio.

For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For services provided to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, Forum Advisors receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Forum Advisors' fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.


SHAREHOLDER SERVICING

TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.10% of the average daily net assets of each Fund attributable to Institutional Service Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Institutional Service Shares, the Trust shall pay FAS a fee at an annual rate of 0.25% of the average daily net assets attributable to Institutional Service Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.25% of the average daily net assets of Institutional Service Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in

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

proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time.

Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                                                      Order Must be Received by         Payment Must be Received by
                                                      -------------------------         ---------------------------
         Daily Assets Treasury Fund and
         Daily Assets Tax-Exempt Fund                 12:00 p.m., Eastern time            4:00 p.m., Eastern time
         All other Funds                               2:00 p.m., Eastern time            4:00 p.m., Eastern time

If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

There is a $100,000 minimum for total initial investments through of by any financial institution in each Fund.

BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number.
The investor should then instruct a bank to wire the investor's money immediately to:

         BankBoston
         Boston, Massachusetts
         ABA# 011000390
         For Credit To: Forum Financial Corp.
         Account #: 541-54171
                  Re: [Name of Fund] - Institutional Service Shares Account #:_____________
                  Account Name:______________

The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

         Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

Shareholders may exchange their shares for Institutional Service Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the Fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a Fund if that Fund's shares may legally be sold in the shareholder's state of residence.

The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two Funds as next determined following receipt of proper instructions and all necessary supporting documents by the Fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6.       DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain -- that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

DAILY ASSETS TAX-EXEMPT FUND. Distributions paid by Daily Assets Tax-Exempt Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

The exemption for Federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Tax-Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7.       OTHER INFORMATION

PERFORMANCE INFORMATION

Institutional Service Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the



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

aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Tax-Exempt Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

OTHER CLASSES OF SHARES. In addition to Institutional Service Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Investor Shares. Institutional Shares have an investment minimum of $1,000,000. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Shares incur less expenses and Investor Shares incur more expenses than Institutional Service Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS TAX-EXEMPT FUND

Account Information and
Shareholder Servicing:                   Distributor:
         Forum Financial Corp.                    Forum Financial Services, Inc.
         P.O. Box 446                             Two Portland Square
         Portland, Maine  04112                   Portland, Maine  04101
         (207) 879-0001                           (207) 879-1900
------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

November 17, 1997, as amended
January 2, 1998

This Statement of Additional Information supplements the Prospectuses dated November 17, 1997, as amended Janaury 2, 1998 offering Investor Shares, Institutional Service Shares and Institutional Shares of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund, five portfolios of the Trust, and should be read only in conjunction with the applicable Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.


TABLE OF CONTENTS
                                                                           Page
                                                                           ----
        1.       General                                                     2
        2.       Investment Policies                                         3
        3.       Investment Limitations                                      7
        4.       Investment by Financial Institutions                       10
        5.       Performance Data                                           12
        6.       Management                                                 14
        7.       Determination of Net Asset Value                           22
        8.       Portfolio Transactions                                     22
        9.       Additional Purchase and
                 Redemption Information                                     23
        10.      Taxation                                                   24
        11.      Other Information                                          25
        12.      Financial Statements                                       27

                 Appendix A - Description of Securities Ratings
                 Appendix B - Performance Information
                 Appendix C - Miscellaneous Tables


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.



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

1.  GENERAL

THE TRUST

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently offers shares of twenty-four series. The series of the Trust are as follows:

          Daily Assets Treasury Fund                            Austin Global Equity Fund
          Daily Assets Treasury Obligations Fund                Oak Hall Equity Fund
          Daily Assets Government Fund
          Daily Assets Cash Fund                                Quadra Limited Maturity Treasury Fund
          Daily Assets Tax-Exempt Fund                          Quadra Value Equity Fund
                                                                Quadra Growth Fund

          Investors Bond Fund                                   Quadra International Equity Fund
          TaxSaver Bond Fund                                    Quadra Opportunistic Bond Fund
          Maine Municipal Bond Fund
          New Hampshire Bond Fund                               S&P 500 Index Fund
          Investors High Grade Bond Fund                        Investors Growth Fund
                                                                Investors Equity Fund
          Payson Value Fund                                     International Equity Fund
          Payson Balanced Fund.                                 Emerging Markets Fund


DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:


"Adviser" means Forum Investment Advisors, LLC.


"Board" means the Board of Trustees of Forum Funds.

"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"FAS" means Forum Administrative Services, LLC

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Fund" means Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund or Daily Assets Tax-Exempt Fund.

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Funds.

"Linden" means Linden Asset Management, Inc.

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

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio or Municipal Cash Portfolio, each a portfolio of Core Trust.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Subadviser" means Forum Advisors or Linden, as applicable, when acting as investment subadviser to a Portfolio.

"Treasury Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2.  INVESTMENT POLICIES

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. The corresponding Portfolios of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund, respectively, are Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio. Following is information pertaining to the investment policies of the Portfolios, which supplements the investment policy information contained in the Funds' Prospectuses.

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although this and the following sections provide supplemental information regarding the investment policies of the Portfolios (and the responsibilities of the Core Trust Board), they apply equally to the investment policies of the Funds (and the responsibilities of the Board). Information with respect to Daily Assets Treasury Fund for periods prior to December 5, 1995 (for instance, investment advisory fees paid), the date that Fund began investing in Treasury Portfolio, reflects information with respect to the Fund and the Fund's direct investment in securities.

Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Each Portfolio invests at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7 under the 1940
Act).

Government Cash Portfolio and Cash Portfolio currently are prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

Except for U.S. Government Securities and to the limited extent otherwise permitted by Rule 2a-7 under the 1940 Act, the Portfolios may not invest more than five percent of their total assets in (i) the securities of any one issuer or (ii) securities that are rated (or are issued by an issuer with comparable outstanding short-term debt that is rated) in the second highest rating category or are unrated and determined by an Adviser to be of comparable quality.

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

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the higher quality ratings assigned to debt securities by several NRSROs is included in Appendix A to this SAI. The Portfolios use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced. A Portfolio's Adviser, and in certain cases the Core Trust Board, will consider such an event in determining whether the Portfolio should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to developments and events, so that an issuer's current financial condition may be better or worse than the rating indicates.

SMALL BUSINESS ADMINISTRATION SECURITIES

Each Portfolio (other than Municipal Cash Portfolio) may purchase securities issued by the Small Business Administration ("SBA"). SBA securities are variable rate securities that carry the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 25 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (i) the Portfolio would have more than 15% of its net assets invested in SBA securities or (ii) either the unamortized premium or unaccreted discount on SBA securities held by the Portfolio divided by the sum of the premium or discount securities' par amount, respectively, would exceed 2.5% (0.025).

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES

The Portfolios (other than Treasury Portfolio) may purchase adjustable rate mortgage backed or other asset backed securities (such as SBA securities) that are U.S. Government Securities. Treasury Cash Portfolio may purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These types of securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

Adjustable rate mortgage backed securities ("MBSs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. MBSs represent interests in pools of mortgages made by lenders such as commercial banks, savings associations, mortgage bankers and mortgage brokers and may be issued by governmental or government-related entities or by non-governmental entities such as commercial banks, savings associations, mortgage bankers and other secondary market issuers.

MBSs differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates in that MBSs provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of MBSs are caused by prepayments resulting from the sale of the underlying property or the refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective maturities of MBSs, and occur more often during periods of declining interest rates.

Although the rate adjustment feature of MBSs may act as a buffer to reduce sharp changes in the value of MBSs, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on MBSs may lag behind changes in prevailing market interest rates. Also, some MBSs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

During periods of declining interest rates, income to the Portfolios derived from mortgages which are not prepaid will decrease as the coupon rate resets along with the decline in interest rates in contrast to the income on fixed-rate mortgages, which will remain constant. At times, some of the MBSs in which the Portfolios will invest will have higher-than-market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Portfolios to suffer a loss equal to the unamortized premium, if any.

During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Portfolios' investments may lag behind changes in market interest rates. This may result in a slightly lower value until the coupons reset to market rates. Many MBSs in the Portfolios' portfolios will have "caps" that limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and fluctuation in interest rates above these levels could cause these securities to "cap out" and to behave more like fixed-rate debt securities.

The Portfolios may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. CMOs are typically structured with a number of classes or series that have different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid.

Governmental or private entities may create new types of MBSs in response to changes in the market or changes in government regulation of such securities. As new types of these securities are developed and offered to investors, the Adviser may, consistent with the investment objective and policies of a Portfolio, consider making investments in such new types of securities.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Failure of an issuer to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, its



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custodian  will set  aside and  maintain  in a  segregated  account  cash,  U.S.
Government Securities or other liquid assets with a market value at all times at least equal to the amount of its commitment.

Core Trust's custodian will set aside and maintain in a segregated account cash and securities with a market value at all times equal to the amount of each Portfolio's forward commitment obligations.

ILLIQUID SECURITIES

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

The Core Trust Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Core Trust Board has delegated the function of making day-to-day determinations of liquidity to the Advisers and, with respect to certain types of restricted securities which may be deemed to be liquid, has adopted guidelines to be followed by the Advisers. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; (5) whether the security is registered; and (6) if the security is not traded in the United States, whether it can be freely traded in a liquid foreign securities market. The Advisers monitor the liquidity of the securities in each Portfolio's portfolio and report periodically to the Core Trust Board.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated by the Portfolio as illiquid securities if there is no readily available market for the instrument.

REPURCHASE AGREEMENTS AND SECURITIES LENDING

In order to obtain additional income, the Portfolios may from time to time lend securities from their portfolio to brokers, dealers and financial institutions. Securities loans must be callable at any time and must be continuously secured by collateral from the borrower in the form of cash or U.S. Government Securities. The Portfolios receive fees in respect of securities loans from the borrower or interest from investing the cash collateral. The Portfolios may pay fees to arrange the loans. As a fundamental policy, Treasury Portfolio, and as a nonfundamental policy, the other Portfolios, may not lend portfolio securities in an amount greater than 33 1/3% of the value of their total assets.

In connection with entering into repurchase agreements and securities loans, the Portfolios require continual maintenance by Core Trust's custodian of the market value of the underlying collateral in amounts equal to, or in excess of, the repurchase price plus the transaction costs (including loss of interest) that the Portfolios could expect to incur upon liquidation of the collateral if the counterparty defaults. The Portfolios' use of securities lending entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by a Portfolio may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions under the Core Trust Board's general supervision and pursuant to specific Core Trust Board adopted procedures and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

VARIABLE AND FLOATING RATE SECURITIES

The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or



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monthly),  while  a  "floating"  interest  rate  adjusts  whenever  a  specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Portfolios invest in long-term variable or floating rate securities, the Adviser believes that the Portfolios may be able to take advantage of the higher yield that is usually paid on long-term securities.

Cash Portfolio also may purchase variable and floating rate master notes of corporations, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

INVESTMENT COMPANY SECURITIES


In connection with managing their cash positions, the Portfolios may invest in the securities of other investment companies that are money market funds within the limits proscribed by the 1940 Act. Under normal circumstances, each Portfolio only intends to invest in funds when it has excess cash and the Adviser believes that the investment is in the best interest of the Portfolio.In addition to a Portfolio's expenses (including the various fees), as a shareholder in another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses (including fees).


ZERO-COUPON SECURITIES.

Treasury Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered
Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

3.  INVESTMENT LIMITATIONS

Fundamental investment limitations of a Fund or of a Portfolio cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the respective Fund or Portfolio or (ii) 67% of the shares of the Fund or Portfolio present or represented at a shareholders or interestholders meeting at which the holders of more than 50% of the outstanding interests of the Fund or Portfolio are present or represented.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

Each Fund has adopted the same fundamental and nonfundamental investment limitations as its corresponding Portfolio. In addition, the Portfolios and the Funds have adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

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

DAILY ASSETS TREASURY FUND/TREASURY PORTFOLIO

Treasury Portfolio has adopted the following fundamental investment limitations which are in addition to those contained in the Prospectuses of Daily Assets Treasury Fund and which may not be changed without shareholder approval. The Portfolio may not:

(1) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

(2) Purchase securities, other than U.S. Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

(3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

(7) Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

(8) Make loans, except that the Portfolio may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into repurchase agreements and (iii) lend portfolio securities.

(9) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate.)

(10) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

(11)     Write put and call options.

(12)     Invest for the purpose of exercising control over any person.

(13)     Purchase restricted securities.

Daily Assets Treasury Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. The Portfolio may not:

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

(a) Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(b) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(c) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest.

(d) Invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

(e) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following fundamental investment limitations which are in addition to those contained in the Prospectuses offering Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund and which may not be changed without shareholder approval. No Portfolio may:

(1) With respect to 75% of its assets, purchase a security other than a U.S. Government Security (or, in the case of Municipal cash Portfolio, other than a security of an investment company) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

(2) Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

(3) Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

(7) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(8) Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

(9) With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would



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

          cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. Each Portfolio may not:

(a) With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

(b) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

(c) Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(d) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(e) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest), if as a result, more than 5% of the value of the Portfolio's total assets would be so invested.

(f) Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Portfolio may invest in securities issued by companies engaged in such activities.

(g) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4.  INVESTMENTS BY FINANCIAL INSTITUTIONS

INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If



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

the Portfolio's portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio shares should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. Their are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund Shares is permissible and in compliance with any applicable investment or other limits.

Fund Shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in a Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - DAILY ASSETS GOVERNMENT FUND AND DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to U.S. Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a Portfolio may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"),
(ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R.
Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk, the Portfolios may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R.
Section 703.5(i). Treasury Cash Portfolio and Government Cash Portfolio have no current intention to make any such investment. The Portfolios also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e) to the extent otherwise permitted hereunder and in the Prospectus.

INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - DAILY ASSETS TREASURY OBLIGATIONS FUND AND DAILY ASSETS GOVERNMENT PORTFOLIO

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

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolios limit their investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h). These policies may be amended only by approval of a Portfolio's or Fund's shareholders, as applicable.

5.  PERFORMANCE DATA

For a listing of certain performance data as of August 31, 1997, see Appendix B.

YIELD INFORMATION

Each Fund may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by a Fund is historical and is not intended to indicate future returns.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc. or CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indices. The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class' performance, investors should be aware that each Fund's yield fluctuates from day to day and that the class' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Participating Organizations (as that term is used in the Prospectus) may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the class' net yield to those shareholders. The yields of a class are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate directly to compare a Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining a class' yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

OTHER PERFORMANCE AND SALES LITERATURE MATTERS

Total returns quoted in sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions. Average annual returns generally are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P = a  hypothetical  initial  payment  of  $1,000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

OTHER ADVERTISING MATTERS

The Funds may advertise other forms of performance. For example, average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of the se factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

A Fund may also include various information in its advertisements. Information included in the Fund's advertisements may include, but is not limited to: (i) the Fund's (or the Fund's corresponding Portfolios) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument or by maturity, (ii) descriptions of the portfolio managers of the Fund or the Fund's corresponding Portfolio and the portfolio management staff of Linden or Forum Advisors or summaries of the views of the portfolio managers with respect to the financial markets, (iii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (iv) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account and (v) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

In connection with its advertisements a Fund may provide "shareholders' letters" which serve to provide shareholders or investors an introduction into the Fund's, the Portfolio's, the Trust's, the Core Trust's or any of the Trust's or the Core Trust's service providers' policies or business practices.

6.  MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)


          President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, LLC (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent) and Forum Investment Advisors, LLC (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator and for which Forum Financial Services, Inc. serves as distributor. His address is Two Portland Square, Portland, Maine 04101.


Costas Azariadis, Trustee (age 53)

          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 54)

          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 53)

          Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age 41)

          Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Robert Campbell, Treasurer (age 36)

          Director of Fund Accounting, Forum Accounting Services, LLC., with which he has been associated since April 1997. Prior thereto, Mr. Campbell was the Vice President of Domestic Operations for State Street Fund Services in Toronto, Ontario, and prior to that, Mr. Campbell served as Assistant Vice President/Fund Manager of Mutual Fund, State Street Bank & Trust in Boston, Massachusetts. Mr. Campbell is also treasurer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

          General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart LLP. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Assistant Secretary (age 44)

          Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin, Assistant Secretary (age 31)

          Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Ms. Tumlin is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

M. Paige Turney, Assistant Secretary (age 28).

          Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston, Massachusetts. Prior thereto she was a student at Montana State University. Ms. Turney is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each of the Trustees of the Trust is also a Trustee of Core Trust and several officers of the Trust serve as officers of Core Trust . Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Accordingly, for background information pertaining to the Trustees and these officers, see "Trustees and Officers of the Trust" above.

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee.

James C. Cheng, Trustee.

J. Michael Parish, Trustee.

Robert Campbell, Treasurer

David I. Goldstein, Secretary

Sara M. Clark, Vice President, Assistant ecretary and Assistant Treasurer (age 33).

          Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Vice President and Assistant Secretary (age 42)

          Counsel, Forum Financial Services, Inc. since October, 1993. Prior thereto, Mr. Sheehan was a Special Counsel in the Division of Investment Management of the U.S. Securities and Exchange Commission in Washington, D.C. His address is Two Portland Square, Portland, Maine 04101.

Renee A. Walker, Assistant Secretary (age 26).

          Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. After graduating from college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer). Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the period April 1, 1997 through August 31, 1997.

                                              Accrued           Annual
                           Aggregate          Pension        Benefits Upon       Total
   Trustee               Compensation        Benefits         Retirement      Compensation
   -------               ------------        --------         ----------      ------------
   Mr. Keffer                None              None              None             None
   Mr. Azariadis            $1,000             None              None            $1,000
   Mr. Cheng                $1,000             None              None            $1,000
   Mr. Parish               $1,000             None              None            $1,000

Each of the Trustees of the Trust is also a Trustee of Core Trust. Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board. For the fiscal year of the Portfolios ended August 31, 1997, each Core Trust trustee received fees totalling $2,238.

INVESTMENT ADVISER

Forum Investment Advisors, LLC, the investment adviser to each Portfolio, furnishes to the Portfolios at its own expense all services, facilities and personnel necessary in connection with managing the Portfolios' investments and effecting portfolio transactions for the Portfolios, pursuant to an investment advisory agreement between the Adviser and Core Trust (an "Advisory Agreement"). The Advisory Agreement provides, with respect to each Portfolio, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Advisory Agreement is specifically approved at least annually by the Core Trust Board or by vote of the shareholders of the Portfolios, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Adviser was establised in 1987 and is indirectly wholly-owned and controlled by John Y. Keffer. In connection with the January 2, 1998, acquisition of Linden Asset Management, Inc., the previous investment adviser to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, the Adviser has entered into a consulting agreement with a new company solely owned by Anthony R. Fischer, Jr., former owner, president and sole director of Linden, under which Mr. Fischer will continue to provide portfolio management services to the Portfolios under the supervision of the Adviser, for five years from the date of the acquisition.

Table 1 in Appendix C shows the dollar amount of fees paid under the investment advisory agreements between Core Trust and Linden and between Core Trust and Forum Advisors, Inc. with respect to each Portfolio or, prior to Daily Assets Treasury Fund investing in Treasury Portfolio, the dollar amount of fees paid under the Investment Advisory Agreement between the Trust and Forum Advisors, Inc. with respect to the Fund. This information is provided for the past three years (or shorter time a Portfolio has been operational).

The Advisory Agreement is terminable without penalty by Core Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Core Trust Board, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement provides that the Adviser may render services to others.

In addition to receiving an advisory fee from a Portfolio it advises, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Portfolio. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Portfolio an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Portfolio with respect to the client's assets invested in the Portfolio.

The Adviser has agreed, with respect to each portfolio(s) it manages, to reimburse Core Trust for certain of the Portfolio's operating expenses (exclusive of interest, taxes, brokerage, fees and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale.


Subject to the above obligations to reimburse Core Trust for its excess expenses, Core Trust and the Trust have confirmed their respective obligations to pay all their other expenses, including: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; costs of forming the corporation and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of Core Trust and the Trust; costs of reproduction, stationery and supplies; compensation of Trustees, officers and employees of Core and costs of other personnel performing services for Core Trust and the Trust who are not officers of an Adviser, the manager and distributor or their respective affiliates; costs of corporate meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; and fees payable to the Adviser under the Investment Advisory Agreement.

ADMINISTRATION

Table 2 in Appendix C shows the dollar amount of fees paid for administrative services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Portfolio has been operational).

THE TRUST. Pursuant to an administration agreement (the "Trust Administration Agreement"), FAS supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities. The Trust Administration Agreement may be terminated by either party without penalty on 60 days' written notice and may not be assigned except upon written consent by both parties. The Trust Administration Agreement also provides that FAS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's duties or by reason of reckless disregard of its obligations and duties under the Trust Administration Agreement. Prior to June 19, 1997, FFSI provided administration services to the Trust.

FAS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be Trustees, officers or employees of (and persons providing services to the Trust may include) FAS, FFSI, their affiliates or affiliates of Forum Advisors.

CORE TRUST. Pursuant to a management agreement with Core Trust (the "Core Trust Management Agreement"), FAS supervises the overall management of Core Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the custodian and arranging for maintenance of books and records of Core Trust) and provides Core Trust with general office facilities. The Core Trust Management Agreement provides, with respect to the Portfolios, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Core Trust Board or by the shareholders of the Portfolios, and in either case by a majority of the Trustees who are not parties to the Core Trust Management Agreement or interested persons of any such party. Prior to November 15, 1997, FFSI provided administration services to Core Trust.

The Core Trust Management Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of a Portfolio's shareholders or by either party on 60 days' written notice. The Core Trust Management Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of Core Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Core Trust Management Agreement.

Athe request of the Core Trust Board, FAS provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust.

DISTRIBUTION

FFSI was incorporated under the laws of the State of Delaware on February 7, 1986 and serves as distributor of shares of the Portfolio pursuant to a Distribution Agreement between FFSI and the Trust (the "Trust Distribution
Agreement"). The Trust Distribution Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Trust Distribution Agreement is specifically approved at least annually by the Board or by the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Trust Distribution Agreement or interested persons of any such party.

The Trust Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to each Fund by vote of the Fund's shareholders or by either party on 60 days' written notice. The Trust Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of services to the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Trust Distribution Agreement.

With respect to any class that has adopted a distribution plan, the Trust Distribution Agreement is also terminable upon similar notice by a majority of the Trustees who (i) are not interested persons of the Trust and (ii) have no direct or indirect financial interest in the operation of that distribution plan or in the Trust Distribution Agreement ("Qualified Trustees").

FFSI acts as sole placement agent for interests in the Portfolios and receives no compensation for those services from the portfolios.

INVESTOR CLASS DISTRIBUTION PLAN. In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust adopted a distribution plan (the "Investor Class Plan") which provides for the payment to Forum of a Rule 12b-1 fee at the annual rate of 0.15% of the average daily net assets of the Investor class of each Fund as compensation for Forum's services as distributor.

The Investor Class Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Investor Class Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Investor Class Plan and identifying the activities for which those expenditures were made.

The Investor Class Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Investor Class Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Investor Class Plan without shareholder approval and that other material amendments of the Investor Class Plan must be approved by the Qualified Trustees. The Investor Class Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by a Fund's Investor class shareholders.

Table 3 in Appendix C shows the dollar amount of fees payable under the Investor Class Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

TRANSFER AGENT

Forum Financial Corp. ("FFC") acts as transfer agent of the Trust pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agency Agreement provides, with respect to the Funds, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the Transfer Agency Agreement is specifically approved at least annually by the Board or by a vote of the shareholders of each Fund, and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FFC as transfer agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Fund may be effected and certain other matters pertaining to each Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. FFC, FAS or sub-transfer agents or processing agents retained by the FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FFC or FAS.

For its services under the Transfer Agency Agreement, FFC receives an annual fee from each Fund of (i) 0.02% of each Fund's average daily net assets attributable to institutional Shares and 0.25% of each Fund's average daily net assets attributable to Institutional Service Shares and Investor Shares (computed and paid monthly in arrears by the Fund), (ii) $12,000 per year (computed and paid monthly in arrears by the Fund) and (iii) Annual Shareholder Account Fees of $125 per shareholder account in Institutional Shares and $18.00 per shareholder account in Institutional Service Shares and Investor Shares (computed as of the last business day of the prior month).

Table 4 in Appendix C shows the dollar amount of fees paid for transfer agency services by the Funds. This information is provided for the past three years (or shorter time a Fund has been operational).

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SHAREHOLDER SERVICE PLAN AND AGREEMENTS

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to the Institutional Service class and the Investor class of each Fund which provides that Forum may obtain the services of financial institutions to act as shareholder servicing agents for their customers invested in those classes. The Shareholder Service Plan was effective on November 15, 1997 for the Institutional Service class of those Funds then operating.

The Shareholder Service Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Shareholder Service Plan (as well as the various shareholder service agreements) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.

The Shareholder Service Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board. The Shareholder Service Plan further provides material amendments of the plan must be approved by the Qualified Trustees. The Shareholder Service Plan may be terminated at any time by the Board or by a majority of the Qualified Trustees.

The Trust may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(vi) integrate  periodic  statements with other  shareholder  transactions;  and
(vii) provide such other related services as the shareholder may request.

As Participating Organizations, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 4 in Appendix C shows the dollar amount of fees payable under the Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Fund.

FUND ACCOUNTING

Pursuant to a Fund Accounting Agreement, Forum Accounting Services, LLC. provides the Funds with accounting services, including the calculation of the Fund's net asset value. For these services, Forum Accounting Services, LLC. receives an annual fee ranging from $12,000 to $36,000 depending upon the number of securities in which the Fund invests and the number of classes in the Fund. Pursuant to a Fund Accounting Agreement with Core Trust, Forum Accounting Services, LLC. also provides portfolio accounting services to each Portfolio, including the calculation of each Portfolio's net asset value. For these services, Forum Accounting Services, LLC. receives an annual fee of $48,000 per year plus surcharges depending upon the amount and type of the Fund's portfolio transactions and positions. The Fee for Treasury Cash Portfolio, Government Cash Portfolo and Cash Portfolio is the lesser of 0.05% of the average daily net assets of the Portfolios or $48,000 plus, for each investor in a Portfolio above one (excluding FFSI and its affiliates), $6,000 per year.

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Forum Accounting Services,  LLC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting Services, LLC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and Core Trust has agreed to indemnify and hold harmless Forum Accounting Services, LLC , its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting Services, LLC 's actions taken or failures to act with respect to a Portfolio or based, if applicable, upon information, instructions or requests with respect to a Portfolio given or made to Forum Accounting Services, LLC by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting Services, LLC's actions taken or failures to act in cases of Forum Accounting Services, LLC 's own bad faith, willful misconduct or gross negligence.

Table 6 in Appendix C shows the dollar amount of fees paid for accounting services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Fund or Portfolio has been operational).

7.  DETERMINATION OF NET ASSET VALUE

The Fund does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.

Pursuant to the rules of the SEC, both the Board and the Core Trust Board have established procedures to stabilize each Fund's and each Portfolio's, as applicable, net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from each Fund's and Portfolio's, as applicable, $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board and the Core Trust Board, respectively, will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

In determining the approximate market value of portfolio investments, the Portfolios may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

Each investor in a Portfolio, including the Funds, may add to or reduce its investment in that Portfolio on each business day of the Portfolios (which corresponds to Fund Business Days). The Portfolios maintain the same Business Days as do the Funds. As of the close of regular trading on any Fund Business Day, the value of a Fund's beneficial interest in a Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of the Fund Business Day, are then effected. The Fund's percentage of the aggregate beneficial interests in the Portfolio are then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the Fund's investment in the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the Fund's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage determined is then applied to determine the value of the Fund's interest in the Portfolio as of the close of the next Fund Business Day.

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8.  PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Although Core Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

Since each Fund's and Portfolio's inception, no brokerage fees were paid by any Fund (during those periods of the Funds invested directly in securities), nor any Portfolio.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by an Adviser or their respective affiliates. If, however, a Portfolio and other investment companies or accounts managed by an Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies managed by an Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

No portfolio transactions are executed with Forum Advisors, Linden or any of their affiliates.

9.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are sold on a continuous basis by the distributor without any sales charge.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

The Trust has filed a formal election with the SEC pursuant to which the Funds will only effect a redemption in portfolio securities in kind if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

The Funds may wire proceeds of redemptions to shareholders that have elected wire redemption privileges only if the wired amount is greater than $5,000. In addition, the Funds will only wire redemption proceeds to financial institutions located in the United States.

By use of the telephone redemption or exchange privilege, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the



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investor and believed by the  Transfer  Agent to be genuine.  The records of the
Transfer Agent of such instructions are binding.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any Participating Fund, which includes (i) the other Funds and (ii) any other mutual fund for which Forum or its affiliates act as investment adviser, manager or distributor and which participates in the Trust's exchange privilege program.

Exchange transactions are made on the basis of relative net asset values per share at the time of the exchange transaction plus any applicable sales charge of the Participating Fund whose shares are acquired. Exchanges are accomplished by (i) a redemption of the shares of the Fund exchanged at the next determination of that Fund's net asset value after the exchange order in proper form (including any necessary supporting documents required by the Fund whose shares are being exchanged) is accepted by the Transfer Agent and (ii) a purchase of the shares of the fund acquired at the next determination of that fund's net asset value after (or occurring simultaneously with) the time of redemption.

Shares of any Participating Fund may be exchanged without a sales charge for shares of any Participating Fund that are offered without a sales charge. If the Participating Fund whose shares are purchased in the exchange transaction imposes a higher sales charge the shareholder will be required to pay the sales charge on the purchased shares. Shareholders are entitled to any reduced sales charges of the Participating Fund into which they are exchanging to the extent those reduced sales charges would be applicable to that shareholder's purchase of shares.

The Funds do not charge for the exchange privilege and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. A pattern of frequent exchanges may be deemed by the Transfer Agent to be contrary to the best interests of the Fund's other shareholders and, at the discretion of the Transfer Agent, may be limited by that Fund's refusal to accept additional exchanges from the investor.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any Participating Fund or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without 60 days' advance notice to shareholders. No notice need be given of an amendment whose only material effect is to reduce amount of sales charge required to be paid on the exchange and no notice need be given if redemptions of shares of a Fund are suspended or a Fund temporarily delays or ceases the sale of its shares.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Funds (other than Daily Assets Tax-Exempt Fund) offer an individual retirement plan (the "IRA") for individuals who wish to use shares of a Fund as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to invest in a Fund through an IRA should contact the Transfer Agent for further information.

10.      TAXATION

Qualification as a regulated investment company under the Internal Revenue Code of 1986 does not involve governmental supervision of management or investment practices or policies. Investors should consult their own



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counsel for a complete  understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by each Fund and assume that the Funds qualify as regulated investment companies. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of the Funds' dividends or distributions will qualify for the dividends-received deduction for corporations.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

Any capital gain distribution received by a shareholder reduces the net asset value of his shares by the amount of the distribution. To the extent that capital gain was accrued by a Fund before the shareholder purchased his shares, the distribution would be in effect a return of capital to that shareholder. All capital gain distributions, including those that operate as a return of capital, are taxable to the shareholder receiving them as described above regardless of the length of time he may have held his shares prior to the distribution.

11.      OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement with Core Trust, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106, acts as the custodian of Treasury Portfoio's and Municipal Cash Portfolio's assets. Pursuant to a Custodian Agreement with Core Trust, Imperial Trust Company, 201 North Figueroa Street, Suite 610, Los Angeles, California 90012, acts as the custodian of each other Portfolio's assets. The custodians' responsibilities include safeguarding and controlling the Portfolios cash and securities and determining income payable on and collecting interest on Portfolio investments.

COUNSEL

Legal matters in connection with the issuance of beneficial interest of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

AUDITORS

KPMG Peat Marwick, 99 High Street, Boston, Massachusetts 02110, independent auditors, acts as auditors for the Funds and as auditors for the Portfolios.

THE TRUST AND ITS SHARES

The Trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual



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limitation  of liability  was in effect and the  portfolio is unable to meet its obligations. (FAS) believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee when so requested in writing by the shareholders of record holding at least 10% of the Trust's outstanding shares.

Each series' capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

FUND STRUCTURE

CORE AND GATEWAY. The Funds seek to achieve their objective by investing all of their investable assets in a separate portfolio of a registered, open-end management investment company with substantially the same investment objective and policies as the Fund. This "Core and Gateway" fund structure is an arrangement whereby one or more investment companies or other collective investment vehicles that share investment objectives -- but offer their shares through distinct distribution channels -- pool their assets by investing in a single investment company having substantially the same investment objective and policies (a "Core Portfolio"). This means that the only investment securities that will be held by a Fund will be the Fund's interest in the Core Portfolio. This structure permits other collective investment vehicles to invest collectively in a Core Portfolio, allowing for greater economies of scale in managing operations of the single Core Portfolio. The Board retains the right to withdraw a Fund's investments from a Core Portfolio at any time; the Fund would then resume investing directly in individual securities of other issuers or could re-invest all of its assets in another Core Portfolio.

FUND SHAREHOLDERS' VOTING RIGHTS. A Core Portfolio normally will not hold meetings of its investors except as required under the 1940 Act. As a shareholder in a Core Portfolio, a Fund is entitled to vote in proportion to its relative interest in the Core Portfolio. On any issue, a Fund will vote its shares in a Core Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all Core Portfolio shareholders. Generally, a Fund will hold a meeting of its shareholders to obtain instructions on how to vote its interest in a Core Portfolio when the Core Portfolio is conducting a meeting of its shareholders. However, subject to applicable statutory and regulatory requirements, a Fund will not seek instructions from its shareholders with respect to (i) any proposal relating to a Core Portfolio that, if made with respect to the Fund, would not require the vote of Fund shareholders, or (ii) any proposal relating to the Core Portfolio that is identical to a proposal previously approved by the Fund's shareholders.

In addition to a vote to remove a trustee or change a fundamental policy, examples of matters that will require approval of shareholders of a Core Portfolio include, subject to applicable statutory and regulatory requirements: the
election  of  trustees;   approval  of  an  investment  advisory  contract;  the
dissolution of a Core Portfolio; certain amendments of the organizational documents for the Core Portfolio; a merger, consolidation or sale of substantially all of a Core Portfolio's assets; or any additional matters required or authorized by the charter or trust instrument and by-laws of a Core Portfolio or any registration statement of a Core Portfolio, or as the directors or trustees of the Core Portfolio may consider desirable. The board of trustees of a Core Portfolio will typically reserve the power to change nonfundamental policies without prior shareholder approval.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Core Portfolio may be affected by the actions of other large investors in the Core Portfolio, if any. For example, if the Core Portfolio had a large investor other than the Fund that redeemed its interest in the Core Portfolio, the Core Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from the Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if other investors in the Core Portfolio, by a vote of shareholders, changed the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it normally would incur transaction costs. If a Fund withdrew its investment from the Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by Forum Advisors or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

12.  FINANCIAL STATEMENTS

The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, notes thereto and Financial Highlights of Daily Assets Treasury Fund and Daily Assets Cash Fund for the fiscal year ended August 31, 1997 and the Independent Auditors' Report thereon (included in the Annual Report to Shareholders), which are delivered along with this SAI, are incorporated herein by reference. Also incorporated by reference into this SAI are the Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and notes thereto, of Treasury Portfolio and Cash Portfolio for the fiscal year ended August 31, 1997 and the Independent Auditors' Report thereon.


Financial statements for Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Municipal Cash Portfolio will be prepared in connection with the Trust's undertaking to file financial statements within four to six months of the commencement of operations of those funds.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

1.  CORPORATE BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

         STANDARD AND POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

         FITCH INVESTORS SERVICE, INC. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

2.  COMMERCIAL PAPER

         MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o --      Leading market positions in well-established industries.
         o --      High rates of return on funds employed.
         o --      Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o --      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o --      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

APPENDIX B - PERFORMANCE INFORMATION

For the seven day period ended August 31, 1997, the annualized yields of each of the classes of the Funds that were then operating were as follows:

                                                                                TAX EQUIVALENT      TAX EQUIVALENT
                                        CURRENT YIELD      EFFECTIVE YIELD      CURRENT YIELD      EFFECTIVE YIELD
DAILY ASSETS TREASURY FUND
    Investor Shares                           --                  --                  --                  --
    Institutional Service Shares            4.76%               4.87%                 --                  --
    Institutional Shares                      --                  --                  --                  --
DAILY ASSETS TREASURY
OBLIGATIONS FUND
    Investor Shares                           --                  --                  --                  --
    Institutional Service Shares              --                  --                  --                  --
    Institutional Shares                      --                  --                  --                  --
DAILY ASSETS GOVERNMENT FUND
    Investor Shares                           --                  --                  --                  --
    Institutional Service Shares              --                  --                  --                  --
    Institutional Shares                      --                  --                  --                  --
DAILY ASSETS CASH FUND
    Investor Shares                           --                  --                  --                  --
    Institutional Service Shares            5.19%               5.33%                 --                  --
    Institutional Shares                      --                  --                  --                  --
DAILY ASSETS TAX-EXEMPTFUND
    Investor Shares                           --                  --                  --                  --
    Institutional Service Shares              --                  --                  --                  --
    Institutional Shares                      --                  --                  --                  --

As of August 31, 1997, there were no outstanding Institutional Shares, Investor Shares or Institutional Service Shares of each Fund other than Daily Assets Treasury Fund and Daily Assets Cash Fund.

APPENDIX C- MISCELLANEOUS TABLES

                       TABLE 1 - INVESTMENT ADVISORY FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                                    $9,064                $0                $9,064
Year ended March 31, 1997                                      $20,637                $0               $20,637
Year ended March 31, 1996(1)                                   $69,466                $0               $69,466
Year ended March 31, 1995(1)                                   $59,382             $53,382              $6,000
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                                                            $0
Year ended August 31, 1996                                     $12,930                $0               $12,930
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997                                     $196,857               $0               $196,857
Year ended August 31, 1996                                     $156,552               $0               $156,552
CASH PORTFOLIO
Year ended August 31, 1997                                     $72,872                $0               $72,872
Year ended August 31, 1996                                     $38,083                $0               $38,083
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                                        --                  --                  --

(1) Prior to January 15, 1996 Forum Advisors acted as Daily Assets Treasury Fund's investment adviser under an investment advisory agreement with Forum Funds, Inc. Under this investment advisory agreement, Forum received a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

                          TABLE 2 - ADMINISTRATION FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                                   $18,128             $18,128                $0
Year ended March 31, 1997                                       41,274             $41,274                $0
Year ended March 31, 1996(1)
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                                     $24,287             $14,346              9,941
Year ended August 31, 1996                                     $19,198              $9,307              $9,891
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997                                     $252,821               $0               $252,821
Year ended August 31, 1996                                     $230,547            $104,558            $125,989
CASH PORTFOLIO
Year ended August 31, 1997                                     $92,652              $7,621             $85,031
Year ended August 31, 1996                                     $56,125              $3,719             $52,406
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                                        --                  --                  --

DAILY ASSETS TREASURY FUND
Period ended August 31, 1997                                   $18,123                $0               $18,123
Year ended March 31, 1997                                      $41,232              $7,453             $33,779
Year ended March 31, 1996
DAILY ASSETS TREASURY OBLIGATIONS FUND
Year ended August 31, 1997                                        --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                                        --                  --                  --
DAILY ASSETS CASH FUND
Year ended August 31, 1997                                      $7,453              $7,453                $0
DAILY ASSETS TAX-EXEMPT FUND
Year ended August 31, 1997                                        --                  --                  --

                    TABLE 3 - INVESTOR SHARES RULE 12B-1 FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY FUND
Period ended August 31, 1997                                      --                  --                  --
DAILY ASSETS TREASURY OBLIGATIONS FUND
Year ended August 31, 1997                                        --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                                        --                  --                  --
DAILY ASSETS CASH FUND
Period ended August 31, 1997                                      --                  --                  --
DAILY ASSETS TAX-EXEMPT FUND
Year ended August 31, 1997                                        --                  --                  --

For the fiscal year ended August 31, 1997, no Investor Shares were outstanding and, accordingly, no fees were payable under the Investor Class Plan.

                         TABLE 4 - TRANSFER AGENCY FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY FUND
Institutional Service Shares
     Period ended August 31, 1997                              $50,810             $44,054              $6,756
     Year ended March 31, 1997                                 $116,051            $101,485            $14,566
     Year ended March 31, 1996                                 $110,792            $96,881              13,911
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1997                                   --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Year ended August 31, 1997                                   --                  --                  --
DAILY ASSETS CASH FUND
Institutional Service Shares
     Period ended August 31, 1997                              $29,772             $17,766              12,006
DAILY ASSETS TAX-EXEMPT FUND
Institutional Service Shares
     Year ended August 31, 1997                                   --                  --                  --

As of August 31, 1997, there were no outstanding Institutional Shares, Investor Shares or Institutional Service Shares of each Fund other than Daily Assets Treasury Fund and Daily Assets Cash Fund.

                       TABLE 5 - SHAREHOLDER SERVICE FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY FUND
Institutional Service Shares
     Period ended August 31, 1997                                 --                  --                  --
Investor Shares
     Period ended August 31, 1997                                 --                  --                  --
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1997                                   --                  --                  --
Investor Shares
     Period ended August 31, 1997                                 --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Year ended August 31, 1997                                   --                  --                  --
Investor Shares
     Period ended August 31, 1997                                 --                  --                  --
DAILY ASSETS CASH FUND
Institutional Service Shares
     Year ended August 31, 1997                                   --                  --                  --
Investor Shares
     Period ended August 31, 1997                                 --                  --                  --
DAILY ASSETS TAX-EXEMPT FUND
Institutional Service Shares
     Year ended August 31, 1997                                   --                  --                  --
Investor Shares
     Period ended August 31, 1997                                 --                  --                  --

As of August 31, 1997, there were no outstanding Investor Shares and no effective Shareholder Plan with respect to Institutional Service Shares of any Fund.

                         TABLE 6 - FUND ACCOUNTING FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                                   $20,000                $0               $20,000
Year ended March 31, 1997                                      $48,000                $0               $48,000
Year ended March 31, 1996(1)
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                                     $24,279                $0               $24,279
Year ended August 31, 1996                                     $28,518             $19,955              $8,563
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997                                     $48,000                $0               $48,000
Year ended August 31, 1996                                     $42,000                $0               $42,000
CASH PORTFOLIO
Year ended August 31, 1997                                     $48,000                $0               $48,000
Year ended August 31, 1996                                     $42,000             $14,957             $27,043
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                                        --                  --                  --

DAILY ASSETS TREASURY FUND
Period ended August 31, 1997                                    $5,000                $0                $5,000
Year ended March 31, 1997                                      $12,000                $0               $12,000
Year ended March 31, 1996
DAILY ASSETS TREASURY OBLIGATIONS FUND
Year ended August 31, 1997                                        --                  --                  --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                                        --                  --                  --
DAILY ASSETS CASH FUND
Year ended August 31, 1997
DAILY ASSETS TAX-EXEMPT FUND
Year ended August 31, 1997                                        --                  --                  --

                            TABLE 7 - 5% SHAREHOLDERS

As of October 31, 1997, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF        PERCENTAGE OF SHARES OF
                                                                       SHARES OWNED                FUND OWNED
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
H.M. Payson & Co. Custody Account                                         41.11%                 15,437,654.710
P.O. Box 31, Portland, ME 04112
H.M. Payson & Co. Custody Account                                         33.77%                 12,681,768.470
P.O. Box 31, Portland, ME 04112
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
H.M. Payson & Co. Custody Account                                         50.63%                 5,274,716.100
P.O. Box 31, Portland, ME 04112
H.M. Payson & Co. Custody Account                                         44.39%                 4,624,133.160
P.O. Box 31, Portland, ME 04112

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Financial Highlights.

Included in the Statement of Additional Information:

         Audited financial statements for the fiscal year ended August 31, 1997, including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, Financial Highlights and Independent Auditors' Report thereon were filed with the Securities and Exchange Commission via EDGAR for: Daily Assets Treasury Fund and Daily Assets Cash Fund on November 12, 1997, accession number 0001004402-97-000179 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference. Audited financial statements for the fiscal year ended August 31, 1997, including Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations,
         Statements of Changes in Net Assets, Notes to Financial Statements, Financial Highlights and Independent Auditors' Report thereon were filed with the Securities and Exchange Commission via EDGAR for:
         Treasury Portfolio and Cash Portfolio on November 12, 1997, accession number 0001004402-97-000179 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.

         Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund not Applicable to this filing.

(b)      EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

          (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

          (2)* Copy of By-Laws of the  Registrant  (filed as Exhibit  (2) to PEA
               No.   43  via   EDGAR  on  July  31,   1997,   accession   number
               0000912057-97-025707)

          (3)  None.

          (4)       (a)  Sections 2.04 and 2.06 of Registrant's Trust Instrument
                         provide as follows:

                                    "SECTION 2.04 TRANSFER OF SHARES.  Except as
                           otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                                    "SECTION 2.06  ESTABLISHMENT OF SERIES.  The
                           Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                                    "All  references  to  Shares  in this  Trust
                           Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                                    "Each  Share of a Series of the Trust  shall
                           represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a
                           Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series ofpthe Trust."

          (5)       (a)* Form   of   Investment   Advisory   Agreement   between
                         Registrant and Forum Advisors, Inc. (filed as Exhibit 5(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

                    (b)* Form   of   Investment   Advisory   Agreement   between
                         Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund (filed as
                         Exhibit 5(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

                    (c)* Investment  Advisory  Agreement between  Registrant and
                         Quadra Capital Partners, L.P. (filed as Exhibit (5)(c) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

                    (d)* Investment Subadvisory Agreement between Quadra Capital
                         Partners, L.P. and Anhalt/O'Connell, Inc. (filed as Exhibit (5)(d) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

                    (e)* Investment Subadvisory Agreement between Quadra Capital
                         Partners, L.P. and Carl Domino Associates, L.P. (filed as Exhibit (5)(e) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

                    (f)* Investment Subadvisory Agreement between Quadra Capital
                         Partners, L.P. and McDonald Investment Management, Inc. (filed as Exhibit (5)(f) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

                    (g)* Investment Subadvisory Agreement between Quadra Capital
                         Partners, L.P. and LM Capital Management, Inc. (filed as Exhibit (5)(g) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

                    (j)* Investment  Advisory  Agreement  between the Registrant and Austin Investment Management, Inc. (filed as Exhibit (5)(j) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

                    (k)* Investment  Advisory  Agreement  between the Registrant and Oak Hall Capital  Advisors,  Inc. (filed as Exhibit
                         (5)(k) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

                    (l)* Investment  Advisory  Agreement  between  Norwest  Bank
                         Minnesota, N.A. and Core Trust (Delaware) relating to Index Portfolio (filed as Exhibit 5(a) ro Amendment No. 5 the Registration Statement of Core Trust (Delarware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

                    (m)* Investment  Advisory Agreement between Schroder Capital
                         Management International, Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio (filed as
                         Exhibit 5 to Amendment No. 1 to the Registration Statement of Schroder Capital Funds, File No. 811-9130, via EDGAR on August 9, 1996, accesssion number 0000898432-96-000341.

                    (n) Form of Investment Advisory Agreement between Core Trust (Delware) and Forum Investment Advisors, LLC relating to Treasury Portfolio, Treasury Cash Portfolio, Cash Portfolio, Government Cash Portfolio and Municipal Cash Portfolio, (filed as exhibit 5(n) to PEA No. 52, via EDGAR on November 24, 1997, accession number 00010474699-97-005953.

         (6)        (a)* Form  of  Selected  Dealer   Agreement   between  Forum
                         Financial Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

                    (b)* Form  of  Bank  Affiliated  Selected  Dealer  Agreement
                         between  Forum  Financial   Services,   Inc.  and  bank
                         affiliates filed as Exhibit 6(d) of PEA 21).

                    (c)* Distribution  Agreement  between  Registrant  and Forum
                         Financial Services, Inc. (filed as Exhibit 6(f) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

         (7)      None.

         (8)        (a)* Form of Transfer Agency  Agreement  between  Registrant and Forum Financial Corp. (filed as Exhibit 8(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

                    (b)* Form of Custodian  Agreement between Registrant and the
                         First National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

         (9)        (a)  Administration  Agreement between  Registrant and Forum
                         Administrative Services, LLC (filed as Exhibit 6(e) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

                    (b) Shareholder Service Plan of Registrant relating to the Quadra Funds and Form of Shareholder Service Agreement relating to Quadra Funds (filed as Exhibit 9(b) to PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163).

                    (c) Form of Shareholder Service Plan of Registrant and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund (filed as
                         Exhibit 9(c) to PEA No. 50 via EDGAR on November 12, 1997, accession no. __________).

          (10)*Opinion  of  Seward & Kissel  dated  January  5,  1996  (filed as
               Exhibit 10 of PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

          (11) None.

          (12) None.

          (13)*Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

          (14)*Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

          (15) (a)* Form of Rule 12b-1 Plan adopted by the Registrant  (filed as
                    Exhibit 15 of PEA No. 16).

               (b)* Rule 12b-1 Plan  adopted by the  Registrant  with respect to the Payson Value Fund and the Payson Balanced Fund (filed as
                    Exhibit 8(c) of PEA No. 20).

          (16) Schedule of Sample Performance Calculations (filed as Exhibit 16 to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).


         Other Exhibits*:

               Powers of Attorney (filed as Exhibit 99 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF SEPTEMBER 30, 1997

         Title of Class                              Number of Holders
         --------------                              -----------------

         Investors Bond Fund                                        74
         TaxSaver Bond Fund                                         48
         Daily Assets Cash Fund                                     15
         Daily Assets Treasury Fund 73
         Daily Assets Government Fund                                0
         Daily Assets TaxSaver Fund 0
         Payson Value Fund 312
         Payson Balanced Fund                                      378
         Maine Municipal Bond Fund  387
         New Hampshire Bond Fund    78
         Austin Global Equity Fund                                  12
         Oak Hall Equity Fund                                      199
         Quadra Limited Maturity Treasury Fund                       4
         Quadra Value Equity Fund                                   16
         Quadra International Equity Fund                           10
         Quadra Opportunistic Bond Fund                              6


ITEM 27. INDEMNIFICATION.

     In accordance with Section 3803 of the Delaware Business Trust Act, SECTION
5.2 of the Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

                  "(a)    Subject to the exceptions and limitations contained in
                  Section (b) below:

                           "(i) Every  Person who is, or has been,  a Trustee or
                  officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           "(ii)  The  words  "claim,"   "action,"   "suit,"  or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  "(b)     No indemnification  shall be provided  hereunder to a
                  Covered Person:

                           "(i) Who shall  have been  adjudicated  by a court or
                  body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                           "(ii) In the event of a settlement,  unless there has
                  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A) By the court or other body approving the settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                  provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                  "(c) The  rights of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                  "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

                  "(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

                  "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

         "(f) We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of
         Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

         "(g) You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

         "5 We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."


Section 9(a) of the Distribution Services Agreement provides:

         "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Advisors, Inc.

         The descriptions of Forum Advisors, Inc. under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to the Investors Bond Fund, the TaxSaver Bond Fund, the Daily Assets Cash Fund, the Daily Assets Government Fund, the Daily Assets Treasury Fund, the Maine Municipal Bond Fund, the New Hampshire Bond Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the directors and officers of Forum Advisors, Inc., Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

         John Y. Keffer, President and Secretary.

               Chairman and President of the Registrant; President of Forum Financial Services, Inc. and of Forum Financial Corp., Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as administrator and for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

         Sara M. Morris, Treasurer.

               Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp., Ms. Morris is an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

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

         David I. Goldstein, Secretary.

               Secretary of Forum Financial Services, Inc. and of Forum Financial Corp., Mr. Goldstein is an officer of various registered investment companies for which Forum Administrative Services serves as administrator and for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.

         Margaret J. Fenderson, Assistant Treasurer.

               Ms. Fenderson is Assistant Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp.

         Dana Lukens, Assistant Secretary.

               Mr. Lukens is Assistant Secretary of Forum Financial Services, Inc. and of Forum Financial Corp.

H.M. Payson & Co.

          The descriptions of H.M. Payson & Co. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Payson Value Fund and the Payson Balanced Fund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Adrian L. Asherman, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1955, General Partner from 1964 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         John C. Downing, Managing Director and Treasurer.

               Portfolio Manger of H.M. Payson since 1983 and Managing Director since 1992. Mr. Downing has been associated with H.M. Payson since 1983. His address is One Portland Square, Portland, Maine 04101.

         William A. Macleod, Managing Director.

               Portfolio  Manager of H.M.  Payson & Co.  since 1984 and Managing
               Director  since  1989.  His  address  is  One  Portland   Square,
               Portland, Maine 04101.

         Thomas M. Pierce, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1975, General Partner from 1981 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         Peter E. Robbins, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1992, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was president of Mariner Capital Group, a real



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

               estate development and non-financial asset management business. General Partner of H.M. Payson & Co. from 1986 to 1987, and Managing Director from 1987 to 1988, and since 1993.

         John H. Walker, Managing Director and President.

               Portfolio Manager of H.M. Payson & Co. since 1967, General Partner from 1974 to 1987, and Managing Director since 1987. Mr. Walker is also a Director of York Holding Company and York Insurance Company. His address is One Portland Square, Portland, Maine 04101.

         Teresa M. Esposito, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

         John C. Knox, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Harold J. Dixon, Managing Director and Secretary.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Laura McDill, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

Austin Investment Management, Inc.

       The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

       Peter Vlachos, Director, President Treasurer and Secretary

Oak Hall Capital Advisors, Inc.

       The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

       Alexander G. Anagnos, Director and Portfolio Manager.

               Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

       Lewis G. Cole, Director.

             Partner, the Law Firm of Strook, Strook & Lavan.

       John C. Hathaway, President, director and Portfolio Manager.

       John J. Hock, Executive Vice President.

       Charles D. Klein, Portfolio Manager.

               Director, American Securities Corporation and Financial Advisor to WR Family Associates.

       David P. Steinmann, Executive Vice President, Secretary and Treasurer.

               Administrator WR Family Associates and Secretary and Treasurer of American Securities Corporation.

Carl Domino Associates, L.P.

       The description of Carl Domino Associates, L.P. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

       Carl J. Domino, Managing Partner & Portfolio Manager.

       Paul Scoville, Jr., Senior Portfolio Manager.

       Ann Fritts Syring, Senior Portfolio Manager.

       John Wagstaff-Callahan, Senior Portfolio Manager.

               Prior   to   joining   Carl   Domino   Associates,    L.P.,   Mr.
               Wagstaff-Callahan was a Trustee with Batterymarch Financial Management, Boston, Massachusetts.

       Stephen Krider Kent, Jr., Senior Portfolio Manager.

               Prior to joining Carl Domino Associates, L.P., Mr. Kent was a Senior Portfolio Manager with Gamble, Jones Holbrook & Bent, Carlsbad, California.

Anhalt/O'Connell, Inc.

       The description of Anhalt/O'Connell, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Limited Maturity Treasury Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

       Paul Edward Anhalt, Managing Director and Chairman.

               Mr. Anhalt is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director and Consulting Economist of Trust Company of the West.

       Michael Frederick O'Connell, Managing Director

               Mr. O'Connell is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director of Trust Company of the West and Vice President of Institutional Research Services, Inc., a registered broker-dealer.

LM Capital Management, Inc.

       The description of LM Capital Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional
       Information with respect to the Quadra Opportunistic Bond Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

       Luis Malzel, Managing Director.

       John Chalker, Managing Director

McDonald Investment Management, Inc.

       The description of McDonald Investment Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra International Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The  following are the  directors  and  principal  executive  officers of
       McDonald   Investment   Management,   Inc.,   including   their  business
       connections which are of a substantial nature.

       John McDonald, President and Chief Investment Officer.

       Ron Belcot, Vice President - Research and Trading.

       Bill Hallman, Vice President.

       Ray DiBernardo, Vice President., Managing Director

             Mr. DiBernardo was formerly a portfolio manager with Royal Trust.

Smith Asset Management Group, L.P.

       The description of Smith Asset Management Group, L.P., under the caption "Management - Investment Advisory Services" in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

       Mr. Stephen Smith, Chief Investment Officer

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

ITEM 29. PRINCIPAL UNDERWRITER.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc., and Trans Adviser Funds, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective funds; and,

(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 16th day of December, 1997.

                                                   FORUM FUNDS


                                                   By: /s/ John Y. Keffer
                                                      ----------------------
                                                       John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 16th day of December, 1997.

                      SIGNATURES                                TITLE

(a)      Principal Executive Officer

              /s/ John Y. Keffer
              -------------------                               President
              John Y. Keffer                                    and Chairman

(b)      Principal Financial and Accounting Officer

              /s/ Robert B. Campbell
              ----------------------                            Treasurer
              Robert B. Campbell

(c)      A majority of the Trustees

              /s/ John Y. Keffer
              ------------------                                Trustee
              John Y. Keffer

              James C. Cheng*                                   Trustee
              J. Michael Parish*                                Trustee
              Costas Azariadis*                                 Trustee

              By: /s/ John Y. Keffer
                 -------------------
                  John Y. Keffer
                  Attorney in Fact*

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on the 16th day of December, 1997.

                                                    CORE TRUST (DELAWARE)


                                                    By: /s/ John Y. Keffer
                                                       ------------------------
                                                       John Y. Keffer, President

This amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on the 16th day of December, 1997.

                      SIGNATURES                                   TITLE

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         ------------------                                        Chairman
              John Y. Keffer                                       and President

(b)      Principal Financial and Accounting Officer

         /s/ Richard C. Butt
         -------------------                                       Treasurer
              Richard C. Butt

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         -------------------                                       Trustee
              John Y. Keffer

              Costas Azariadis*                                    Trustee
              J. Michael Parish*                                   Trustee
              James C. Cheng*                                      Trustee

              By: /s/ John Y. Keffer
                ---------------------
                  John Y. Keffer
                  Attorney in Fact*




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






                                INDEX TO EXHIBITS

EXHIBIT

11                Consent of Independent Auditors




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